CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 7,285,691	$ 22,062,657	$ 19,629,649
Restricted Cash	1,115,890
Accounts receivable	1,014,072	36,188	177,064
Prepaid expenses and other current assets	1,356,895	665,395	1,124,998
Inventories	29,692,204	2,020,713	645,942
Total current assets	40,464,752	24,784,953	21,577,653
Property and equipment, net	10,713,155	2,119,134	2,123,428
Intangible assets, net	45,616,856
Goodwill	20,680,212	626,647
Operating lease right-of-use assets	10,822,618	1,606,485
Other assets	186,290	21,667	21,667
Total assets	128,483,883	29,158,886	23,722,748
Current liabilities:
Accounts payable	10,800,035	3,220,082	927,194
Accrued expenses and other current liabilities	4,634,947	1,228,402	583,885
Current operating lease liability	2,557,105	113,769
Notes payable, current portion	2,394,421
Total current liabilities	20,386,508	4,562,253	1,511,079
Long-term liabilities:
Warrant liability, at fair value	1,646,000	3,372,000
Notes payable, net of current portion	33,858,415
Long-term operating lease liability	8,854,367	1,521,431
Deferred tax liability			501,254
Total liabilities	64,745,290	9,455,684	2,012,333
Stockholders' equity:
Common stock, $0.01 par value per share; 110,000,000 shares authorized; 30,427,750 and 15,496,932 issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	304,277	154,969	138,776
Additional paid-in capital	81,284,515	27,465,024	23,319,499
Accumulated deficit	(17,850,199)	(7,916,791)	(1,747,860)
Total stockholders' equity	63,738,593	19,703,202	21,710,415
Total liabilities and stockholders' equity	$ 128,483,883	$ 29,158,886	$ 23,722,748